Stock Options, Stock Purchase Plan and Warrants (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation of Supplemental option under trinomial lattice model
Expected term in years	3 years 8 months 12 days	3 years 7 months 6 days
Risk-free interest rate (%)	0.60%	1.18%
Weighted average expected volatility (%)	51.00%	55.00%
Dividend yield (%)	0.00%	0.00%
Chief Executive Officer [Member]
Valuation of Supplemental option under trinomial lattice model
Expected term in years	3 years 9 months 18 days
Risk-free interest rate (%)	0.60%
Weighted average expected volatility (%)	52.00%
Dividend yield (%)	0.00%